Equipment - Schedule of Equipment (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Equipment, gross	$ 6,046	$ 6,046	$ 3,178
Less accumulated depreciation	(1,112)	(954)	(318)
Equipment, net	4,934	5,092	2,860
Computer Equipment [Member]
Equipment, gross	$ 6,046	$ 6,046	$ 3,178